Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The assets and liabilities measured at fair value on a recurring basis are as follows (in thousands):

	As of December 31, 2014
	Fair Value Measurements Using			Total
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent consideration to be paid in cash for the acquisitions	$—	$—	$(3,000)	$(3,000)

	As of December 31, 2013
	Fair Value Measurements Using			Total
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent consideration to be paid in cash for the acquisitions	$—	$—	$(3,667)	$(3,667)

Schedule of Reconciliations of Liabilities Measured and Carried at Fair Value on Recurring Basis, with Significant Unobservable Inputs
Reconciliations of liabilities measured and carried at fair value on a recurring basis with the use of significant unobservable inputs (Level 3) are as follows (in thousands):

	Year Ended December 31,
	2014	2013
Contingent consideration for acquisitions --
Balance at beginning of year	$(3,667)	$(6,737)
Additions for acquisitions	—	(3,000)
Payments on contingent consideration	691	3,425
Fair value adjustments	—	2,744
Foreign currency translation adjustment	(24)	(99)
Balance at end of year	$(3,000)	$(3,667)